Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,057,131.00
Previously Paid Amount	15,310.00
Total Fee Amount	33,408.99
Total Offset Amount	0.00
Net Fee	$ 18,098.99